Business combinations - Acquisition Date Fair Values of Each Major Class of Consideration Transferred (Details) - GBP (£) £ in Thousands	15 Months Ended	16 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Feb. 08, 2022	Apr. 01, 2021	Mar. 04, 2021	Aug. 17, 2020
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Initial cash consideration			£ 5,400
Fair value of equity consideration			1,505
Fair value of deferred consideration			1,225
Fair value of contingent consideration			6,901
Total consideration transferred			£ 15,031
Levvel LLC
Disclosure of detailed information about business combination [line items]
Initial cash consideration				£ 39,364
Fair value of deferred consideration				1,744
Fair value of contingent consideration				2,902
Cash in escrow				2,219
Total consideration transferred	£ 46,229	£ 46,229		£ 46,229
Adjustments to consideration transferred	0
FIVE
Disclosure of detailed information about business combination [line items]
Initial cash consideration	16,111	16,111			£ 16,062
Fair value of equity consideration	4,478	4,478			4,478
Fair value of deferred consideration	2,653	2,653			2,653
Fair value of contingent consideration	1,725	1,725			1,725
Total consideration transferred	£ 24,967	24,967			£ 24,918
Adjustments to initial cash consideration		49
Adjustments to equity consideration		0
Adjustments to deferred consideration		0
Adjustments to contingent consideration		0
Adjustments to consideration transferred		£ 49
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Initial cash consideration						£ 48,639
Fair value of deferred consideration						5,003
Fair value of contingent consideration						186
Total consideration transferred						£ 53,828